Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	PIONEER BOND FUND /DE/
Central Index Key	0000276776
Amendment Flag	false
Document Creation Date	Oct. 26, 2012
Document Effective Date	Nov. 01, 2012
Prospectus Date	Nov. 01, 2012